Prospectus and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley ETF Trust

Supplement dated December 1, 2023 to the Morgan Stanley ETF Trust Prospectuses and Statement of Additional Information dated January 24, 2023

Calvert International Responsible Index ETF
Calvert Ultra-Short Investment Grade ETF
Calvert US Large-Cap Core Responsible Index ETF
Calvert US Large-Cap Diversity, Equity and Inclusion Index ETF
Calvert US Mid-Cap Core Responsible Index ETF
Calvert US Select Equity ETF
(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, changed the location of its principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectuses and Statement of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  ETFCHGEOFFPROSAISPT1 12/23

Prospectuses and Statement of Additional
Information Supplement

December 1, 2023

Morgan Stanley ETF Trust

Supplement dated December 1, 2023 to the Morgan Stanley ETF Trust Prospectuses and Statements of Additional Information dated October 7, 2023

Eaton Vance High Yield ETF
Eaton Vance Intermediate Municipal Income ETF
Eaton Vance Ultra-Short Income ETF
Parametric Equity Premium Income ETF
Parametric Hedged Equity ETF
(the "Funds")

Effective immediately, the Funds, Morgan Stanley Investment Management Inc., the Funds' investment adviser, changed the location of its principal offices. Accordingly, effective immediately, all references to "522 Fifth Avenue, New York, New York 10036" are deleted from the Funds' Prospectuses and Statements of Additional Information and replaced with "1585 Broadway, New York, New York 10036."

Please retain this supplement for future reference.

  ETFCHGEOFFPROSAISPT2 12/23